Supplementary Cash Flow Information - Reconciliation of Liabilities Arising from Financing Activities (Parenthetical) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from long-term bank loans	$ 148,829	$ 5,021	$ 10,560,000	$ 2,000,000
Proceeds from short-term bank loans	5,560,354	187,596	$ 3,820,594	$ 4,725,030
Discontinued operations: ChipMOS Shanghai [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from long-term bank loans	148,829	5,021
Proceeds from short-term bank loans	$ 312,483	$ 10,543